Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Line Items]
Unrealized gains (losses) on marketable securities	$ 4,700,000	$ (24,000,000)	$ 16,200,000
Other-than-temporary impairment of related to marketable securities	$ 0	$ 493,000	$ 0